Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations

3.      Business Combinations

Acquisition of Locals Technology Inc.

On October 25, 2021, the Company acquired 100% of the interest in Locals Technology Inc. (“Locals”), a video streaming and content distribution platform, for a total consideration of $7,039,110. The acquisition was accounted for as a business combination using the acquisition method. The breakdown of the fair value of the assets acquired and liabilities assumed is presented as follows:

Cash	$3,420,060
Accounts receivable	900,207
Prepaid expenses	19,726
Capital assets	4,591
Intangible assets	2,759,000
Accounts payable, accruals, and other liabilities	(379,914)
Deferred revenue	(219,000)
Deferred tax liability	(128,459)
Fair value of net identifiable assets acquired	6,376,211

Add: Goodwill	662,899
Total net assets acquired	$7,039,110

Purchase consideration:
Common shares	$7,038,691
Additional paid-in capital	419
Total consideration	$7,039,110

The acquired business contributed revenues of $-718,914 and $932,434 for the three and six months ended June 30, 2022, respectively. Additionally, the acquired business losses of $498,923 and $1,276,989 for the three and six months ended June 30, 2022, respectively.

3.      Business Combinations

Acquisition of Locals Technology Inc.

On October 25, 2021, the Company acquired 100% of the interest in Locals Technology Inc. (“Locals”), a video streaming and content distribution platform, for a total consideration of $7,039,110. The acquisition was accounted for as a business combination using the acquisition method. The breakdown of the fair value of the assets acquired and liabilities assumed is presented as follows:

Cash	$3,420,060
Accounts receivable	900,207
Prepaid expenses	19,726
Capital assets	4,591
Intangible assets	2,759,000
Accounts payable, accruals, and other liabilities	(379,914)
Deferred revenue	(219,000)
Deferred tax liability	(128,459)
Fair value of net identifiable assets acquired	6,376,211

Add: Goodwill	662,899
Total net assets acquired	$7,039,110

Purchase consideration:
Common shares	$7,038,691
Additional paid-in capital	419
Total consideration	$7,039,110

The acquired business contributed revenues of $161,165 and loss of $2,555,073 for the Group as of the date of acquisition to December 31, 2021. If the acquisition had occurred on January 1, 2021, consolidated pro-forma revenue and loss for the year ended December 31, 2021 would have been $10,053,274 and $14,457,099, respectively.

Acquisition-related costs of $215,494 that were not directly attributable to the issue of shares are included in general and administration expenses in the profit or loss and in operating cash flows in the statement of cash flows.

The net cash inflow as a result of this acquisition, included in investing activities in the statement of cash flows is $3,420,060.